OTHER RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2022 USD ($)	Jan. 16, 2020 CNY (¥)
Other receivables, net
Unreceived disposal consideration		¥ 93,988
Rental and other deposits		39,697	¥ 44,892
Deposits in non-bank financing partners		310	19,919
Staff advance		15,742	16,268
Others		46,520	49,926
Other receivables, Gross		196,257	131,005
Less: provision for credit losses	¥ (51,666)	(30,251)	(20,980)	¥ (6,119)
Other receivables, net, Total		166,006	110,025		$ 26,187
Unreceived consideration			129,400
Total consideration		45,400			$ 7,000
Working capital adjustment						¥ 295,000
Allowance for doubtful accounts receivables
Beginning balance of the period	(6,119)	(20,980)	(51,666)	(6,457)
Changes on initial application of ASU 2016-13	(8,434)
Addition	(39,748)	(3,494)	(1,104)	(1,411)
Write-off	2,635	679	31,790
Reclassified from amounts due from related parties		6,456
Reclassified as assets held for sale				1,749
Ending balance of the period	¥ (51,666)	(30,251)	¥ (20,980)	¥ (6,119)
Salvage car related business
Other receivables, net
Total consideration		¥ 9,700